Condensed Consolidated Interim Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Operating activities
Net loss for the period	$ (1,246,673)	$ (82,481)	$ (2,464,747)	$ (1,428,555)	$ (1,451,769)	$ (937,059)
Adjustment for items not affecting cash
Depreciation of equipment	10,412	423	34,036	1,349	1,772	2,330
Imputed interest	0	45,063	27,677	55,647	101,985	7,282
Interest expense	179	17,124	0	0	19,223	0
Share compensation expense	371,637	0	112,573	0	0	117,192
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(864,445)	(19,871)	(2,290,461)	(1,371,559)	(1,328,789)	(810,255)
Changes in non-cash working capital items
Prepaid expenses and other receivables	(83,258)	(409,680)	420,709	393,900	(182,783)	(281,604)
Accounts payable	(71,773)	0	195,427	116,122	41,261	25,195
Accrued liabilities	193,993	(10,113)	34,847	70,407	124,221	(11,238)
Net cash used in operating activities	(825,483)	(439,664)	(1,639,478)	(791,130)	(1,346,090)	(1,077,901)
Investing activities
Acquisition of equipment	(38,820)	0	(109,316)	(4,557)	0	(8,695)
Net cash used in investing activities	(38,820)	0	(109,316)	(4,557)	0	(8,695)
Financing activities
Proceeds from issuance of shares, net of issue costs	6,788,988	0	2,604,453	88,991	147,837	1,393,551
(Repayment of) proceeds from loans payable	0	371,718	(733,293)	482,050	810,553	0
Proceeds from exercise of options			228,875	0	0	0
(Repayment of) proceeds from loans from related parties	0	(20,295)	(111,357)	84,107	184,594	(117,946)
Net cash provided by financing activities	6,788,988	351,423	1,988,678	655,148	1,142,984	1,275,605
Effects of foreign currency exchange rate changes	(9,510)	89,442	(33,433)	23,706	(26,652)	29,288
Net increase in cash and cash equivalents for the period	5,915,175	1,201	206,451	(116,833)	(229,758)	218,297
Cash and cash equivalents, beginning of period	209,933	2,281	3,482	233,240	233,240	14,943
Cash and cash equivalents, end of period	6,125,108	3,482	209,933	2,281	3,482	233,240
Supplemental information:
Issuance of shares on conversion of loans	$ 500,000	$ 0	239,746	0	0	0
Interest paid			$ 0	$ 0	$ 9,406	$ 0